GALAXY INTITUTIONAL GOVERNMENT MONEY MARKET FUND
GALAXY FUNDS

SEMI-ANNUAL REPORT
APRIL 30, 2000

GALAXY INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND

[GRAPHIC OMITTED]
GALAXY
FUNDS

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)



     PAR VALUE                                                           VALUE
     ---------                                                           -----


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 80.25%

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.57%

$10,000,000       5.88%, 05/01/00 (A)                               $10,000,000
  5,000,000       5.90%, 05/04/00(A)                                  4,997,542
 10,000,000       5.90%, 05/16/00 (A)                                 9,975,417
 10,000,000       5.90%, 05/23/00 (A)                                 9,963,944
  5,000,000       6.08%, 07/20/00 (A)                                 4,932,444
  4,000,000       5.97%, 07/26/00 (B), MTN                            3,999,413
  5,000,000       5.92%, 08/04/00 (B), MTN                            4,999,221
 10,000,000       5.93%, 12/08/00 (B), MTN                            9,994,083
  5,000,000       6.47%, 02/16/01, MTN                                4,998,849
                                                                   ------------
                                                                     63,860,913
                                                                   ------------

                  FEDERAL HOME LOAN MORTGAGE CORPORATION- 24.85%

  6,200,000       5.89%, 05/02/00 (A)                                 6,198,986
 10,000,000       5.88%, 05/09/00(A)                                  9,986,933
  5,000,000       5.89%, 05/18/00 (A)                                 4,986,093
  3,640,000       6.54%, 05/19/00                                     3,641,822
 10,000,000       5.90%, 05/23/00 (A)                                 9,963,944
 10,000,000       5.84%, 05/25/00 (A)                                 9,961,067
 10,000,000       5.94%, 12/20/00 (B), MTN                            9,992,042
  5,000,000       6.35%, 01/05/01, MTN                                4,993,002
                                                                   ------------
                                                                     59,723,889
                                                                   ------------

                  FEDERAL HOME LOAN BANK - 20.76%

 10,000,000       5.90%, 05/22/00 (A)                                 9,965,583
  2,000,000       5.20%, 05/26/00                                     1,999,950
 13,000,000       5.85%, 05/26/00 (A)                                12,947,233
  5,000,000       6.00%, 07/28/00 (B)                                 4,999,279
  5,000,000       5.71%, 08/09/00                                     4,999,139
  5,000,000       6.13%, 10/04/00 (B)                                 4,998,534
  5,000,000       5.92%, 10/13/00                                     4,997,926
  5,000,000       6.45%, 03/16/01                                     4,995,324
                                                                   ------------
                                                                     49,902,968
                                                                   ------------

                  FEDERAL FARM CREDIT BANK - 6.41%

  5,000,000       5.97%, 09/01/00 (B)                                 4,999,496
  5,000,000       5.87%, 11/08/00, MTN                                5,480,888
  5,000,000       5.13%, 04/02/01                                     4,939,457
                                                                   ------------
                                                                     15,419,841
                                                                   ------------

                  STUDENT LOAN MARKETING ASSOCIATION - 1.66%
  4,000,000       6.05%, 11/03/00, MTN                                3,990,399
                                                                   ------------

                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS      192,898,010
                                                                   ------------
                  (Cost $192,898,010)



                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

APRIL 30, 2000 (UNAUDITED)



     PAR VALUE                                                           VALUE
     ---------                                                           -----


REPURCHASE AGREEMENT - 21.01%

$50,494,000       Repurchase Agreement with:
                  Merrill Lynch
                  5.70%, Due 05/01/2000, dated 04/28/2000,
                  Repurchase Price $50,517,985
                  (Collateralized by U.S. Treasury Bonds & Notes,
                  5.63% - 8.13%, Due 11/15/01 through 05/15/21,
                  Total Par $50,942,000
                  Market Value $51,507,193)                        $ 50,494,000
                                                                   ------------
                  Total Repurchase Agreement                         50,494,000
                                                                   ------------
                  (Cost $50,494,000)

         SHARES
         ------

INVESTMENT COMPANY - 0.07%

    166,699       Federated U.S. Treasury Cash Reserve                  166,699
                                                                   ------------
                  TOTAL INVESTMENT COMPANY                              166,699
                                                                   ------------
                  (Cost $166,699)

TOTAL INVESTMENTS - 101.33%                                         243,558,709
                                                                   ------------
(Cost $243,558,709)*

NET OTHER ASSETS AND LIABILITIES - (1.33)%                           (3,197,932)
                                                                   ------------
NET ASSETS - 100.00%                                               $240,360,777
                                                                   ============

--------------------------------------------------------
*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2000.
MTN  Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
   Investments
     Investments at amortized cost (Note 2)...............       $  193,064,709
     Repurchase agreement.................................           50,494,000
                                                                 --------------
       Total Investments at value.........................          243,558,709
   Cash...................................................                  994
   Interest and dividends receivable......................            1,044,074
                                                                 --------------
     Total Assets.........................................          244,603,777
                                                                 --------------

LIABILITIES:
   Dividends payable........................................          1,052,144
   Payable for shares repurchased...........................          3,107,299
   Advisory fee payable (Note 3)............................             17,654
   Payable to Administrator (Note 3)........................             14,333
   Trustees' fees and expenses payable (Note 3).............             11,906
   Accrued expenses and other payables......................             39,664
                                                                 --------------
     Total Liabilities......................................          4,243,000
                                                                 --------------
NET ASSETS..................................................     $  240,360,777
                                                                 ==============

NET ASSETS consist of:
   Par value (Note 5)........................................    $      240,361
   Paid-in capital in excess of par value....................       240,120,418
   Undistributed net investment income.......................             5,152
   Accumulated net realized (loss) on investments sold.......            (5,154)
                                                                 --------------
TOTAL NET ASSETS.............................................    $  240,360,777
                                                                 ==============

SHARES OF BENEFICIAL INTEREST OUTSTANDING....................       240,360,779
                                                                 --------------

NET ASSET VALUE,
   offering and redemption price per share
   (Net Assets / Shares Outstanding).........................    $         1.00
                                                                 ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

Institutional Government Money Market Fund

Statement of Operations
For the period ended April 30, 2000 (unaudited)

 INVESTMENT INCOME:
   Interest (Note 2)........................................     $    6,622,297
   Dividends (Note 2).......................................              4,253
                                                                 --------------
     Total investment income................................          6,626,550
                                                                 --------------

 EXPENSES:
   Investment advisory fee (Note 3).........................            230,264
   Administration fee (Note 3)..............................            103,619
   Custodian fee ...........................................              7,113
   Fund accounting fee (Note 3).............................             26,696
   Professional fees (Note 3)...............................             12,654
   Transfer agent fee (Note 3)..............................              2,450
   Trustees' fees and expenses (Note 3).....................              5,043
   Reports to shareholders..................................              5,387
   Miscellaneous............................................             22,634
                                                                 --------------
     Total expenses before reimbursement/waiver (Note 4)....            415,860
                                                                 --------------
     Less: reimbursement/waiver (Note 4).....................          (185,596)
                                                                 --------------
     Total expenses net of reimbursement/waiver..............           230,264
                                                                 --------------
 NET INVESTMENT INCOME........................................        6,396,286
                                                                 --------------

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........   $    6,396,286
                                                                 ==============



                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED
                                                                             APRIL 30, 2000                YEAR ENDED
                                                                               (UNAUDITED)              OCTOBER 31, 1999
                                                                           ------------------           ----------------
NET ASSETS AT BEGINNING OF PERIOD......................................    $      222,442,738           $    200,319,062
                                                                           ------------------           ----------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...............................................             6,396,286                 10,831,855
   Net realized gain on investments sold...............................                    --                         --
                                                                           ------------------           ----------------
     Net increase in net assets resulting from operations..............             6,396,286                 10,831,855
                                                                           ------------------           ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income...............................................            (6,396,286)               (10,831,855)
                                                                           ------------------           ----------------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares...................................           328,805,497                545,832,680
   Issued to shareholders in reinvestment of dividends.................               525,278                  1,271,007
   Cost of shares repurchased..........................................          (311,412,736)              (524,980,011)
                                                                           ------------------           ----------------
     Net increase from share transactions..............................            17,918,039                 22,123,676
                                                                           ------------------           ----------------

     Net increase in net assets........................................            17,918,039                 22,123,676
                                                                           ------------------           ----------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........................    $      240,360,777           $    222,442,738
                                                                           ==================           ================

(A) Undistributed net investment income................................    $            5,152           $          5,152
                                                                           ------------------           ----------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold................................................................           328,805,497                545,832,680
   Issued to shareholders in reinvestment of dividends.................               525,278                  1,271,007
   Repurchased.........................................................          (311,412,736)              (524,980,011)
                                                                           ------------------           ----------------
   Net increase in shares outstanding..................................            17,918,039                 22,123,676
                                                                           ------------------           ----------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                           SIX MONTHS ENDED
                                                            APRIL 30, 2000                YEARS ENDED OCTOBER 31,
                                                                          ------------------------------------------------------
                                                              (UNAUDITED)     1999       1998      1997       1996       1995
                                                              ----------- ---------- ---------- ---------  ---------- ----------

Net Asset Value, Beginning of Period....................      $     1.00  $    1.00  $    1.00  $    1.00  $     1.00  $    1.00
                                                              ----------  ---------  ---------  ---------- ----------  ---------
Income from Investment Operations:
   Net investment income (A)............................      $     0.03       0.05       0.05       0.05        0.05       0.05
                                                              ----------  ---------  ---------  ---------  ----------  ---------
 Less Dividends:
   Dividends from net investment income.................           (0.03)     (0.05)     (0.05)     (0.05)      (0.05)     (0.05)
                                                              ----------  ---------  ---------  ---------  ----------  ---------
 Net increase (decrease) in net asset value.............              --         --         --         --          --         --
                                                              ----------  ---------  ---------  ---------  ----------  ---------
 Net Asset Value, End of Period.........................      $     1.00  $    1.00  $    1.00  $    1.00  $     1.00  $    1.00
                                                              ==========  =========  =========  =========  ==========  =========

 Total Return...........................................            2.80%**    4.92%      5.32%      5.09%       5.12%      5.53%

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's)......................      $  240,361  $ 222,443  $ 200,319  $ 175,141  $  500,927  $ 506,692
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...............................            5.55%*     4.82%      5.17%      4.94%       5.00%      5.38%
   Operating expenses including reimbursement/waiver....            0.20%*     0.20%      0.20%      0.19%       0.19%      0.17%
   Operating expenses excluding reimbursement/waiver....            0.36%*     0.38%      0.36%      0.33%       0.33%      0.33%

----------------------------------------------
 *   Annualized
 **  Not Annualized
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the six months ended April 30, 2000 (unaudited) and for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.03, $0.05, $0.05, $ 0.05, $0.05 and $ 0.05, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

   The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund (the "Fund") only.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of its financial statements.

   PORTFOLIO VALUATION: Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

   DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

   Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   FEDERAL INCOME TAXES: The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   EXPENSES: The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. The Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   3. INVESTMENT ADVISORY, ADMINISTRATION AND OTHER FEES

   The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Fund (see Note 4).

   The Trust and PFPC Inc.(formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other funds offered by the Trust (whose financial statements are provided in separate reports) 0.085% of the next $2.5 billion of combined average daily

NOTES TO FINANCIAL STATEMENTS

net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc., and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

   In addition, PFPC Inc. also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

   Provident Distributors, Inc. (the "Distributor")serves as the distributor of the Trust's shares. Prior to December 1, 1999, First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., acted as the exclusive distributor of the Trust's shares.

   Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

   In addition, each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

   Expenses for the six months ended April 30, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

   The Investment Advisor and Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Fund would not exceed certain expense limitations. For the six months ended April 30, 2000, the Investment Advisor and Administrator waived fees totaling $115,132 and $46,053, respectively, and the Investment Advisor reimbursed expenses of $24,411 with respect to the Fund. The Investment Advisor and Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time.

5.   SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Fund, each with a par value of $0.001. The Trust's shares are classified into forty classes of shares consisting of one or more series of shares.

6.   CAPITAL LOSS CARRYFORWARD

   As of October 31, 1999, the Fund had capital loss carryforwards of $5,154 expiring in 2004.

[GRAPHIC OMITTED]
GALAXY
FUNDS
  4400 COMPUTER DRIVE
  P.O. BOX 5108
  WESTBOROUGH, MA 01581-5108

  SAINSMM (7/1/00)